MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 96.6%
Belgium – 0.8%
204,063	Anheuser-Busch InBev SA (Beverages)	$ 10,055,484
53,710	KBC Group NV (Banks)	4,119,973
2,105	Syensqo SA (Chemicals)	165,861

		14,341,318

Bermuda – 0.7%
127,338	Arch Capital Group Ltd. (Insurance)	11,851,348

Brazil – 0.6%
604,590	Banco Bradesco SA ADR (Banks)	1,275,685
685,639	NU Holdings Ltd. Class A* (Banks)	9,077,860

		10,353,545

Canada – 3.7%
169,500	Barrick Gold Corp. (Metals & Mining)	2,771,060
72,105	Canadian National Railway Co. (Ground Transportation)	7,535,694
224,415	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	6,817,300
381,165	Canadian Pacific Kansas City Ltd. (Ground Transportation)	30,312,618
25,150	Intact Financial Corp. (Insurance)	4,467,246
169,551	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	6,361,589
107,683	Toronto-Dominion Bank (Banks)	6,143,047

		64,408,554

China – 2.1%
698,500	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,444,441
631,100	Meituan Class B*(a) (Hotels, Restaurants & Leisure)	12,011,443
319,000	NetEase, Inc. (Entertainment)	6,557,103
303,600	Tencent Holdings Ltd. (Interactive Media & Services)	15,973,970

		35,986,957

Denmark – 2.1%
74,308	Carlsberg AS Class B (Beverages)	7,783,102
344,065	Novo Nordisk AS Class B (Pharmaceuticals)	29,047,551

		36,830,653

France – 14.6%
106,843	Air Liquide SA (Chemicals)	18,663,530
1,013,145	Alstom SA* (Machinery)	20,053,063
170,858	AXA SA (Insurance)	6,481,866
110,193	BNP Paribas SA (Banks)	7,527,248
72,945	Capgemini SE (IT Services)	13,255,297
234,530	Carrefour SA (Consumer Staples Distribution & Retail)	3,341,439
234,617	Cie de Saint-Gobain SA (Building Products)	22,000,833

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
163,825	Cie Generale des Etablissements Michelin SCA (Automobile Components)	$ 5,697,343
49,095	Danone SA (Food Products)	3,438,856
119,054	Dassault Systemes SE (Software)	4,648,085
168,322	Edenred SE (Financial Services)	5,807,146
563,925	Engie SA (Multi-Utilities)	9,309,207
43,645	EssilorLuxottica SA (Health Care Equipment & Supplies)	11,978,748
86,545	Kering SA (Textiles, Apparel & Luxury Goods)	22,656,466
58,989	Legrand SA (Electrical Equipment)	6,014,096
18,334	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	13,409,567
58,035	Pernod Ricard SA (Beverages)	6,628,134
74,924	Safran SA (Aerospace & Defense)	18,573,380
108,907	Sanofi SA (Pharmaceuticals)	11,836,235
121,171	Schneider Electric SE (Electrical Equipment)	30,731,952
104,069	Societe Generale SA (Banks)	3,368,717
59,220	Sodexo SA (Hotels, Restaurants & Leisure)	4,374,161
486,249	Worldline SA*(a) (Financial Services)	4,302,990

		254,098,359

Germany – 8.6%
12,886	Allianz SE (Insurance)	4,201,691
87,951	Beiersdorf AG (Personal Products)	11,765,555
65,119	Deutsche Boerse AG (Capital Markets)	16,086,852
279,607	Deutsche Telekom AG (Diversified Telecommunication Services)	9,380,524
127,244	E.ON SE (Multi-Utilities)	1,507,182
16,973	Heidelberg Materials AG (Construction Materials)	2,388,373
344,184	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	11,316,253
277,853	Lanxess AG (Chemicals)	7,545,828
71,001	Merck KGaA (Pharmaceuticals)	10,717,776
13,294	MTU Aero Engines AG (Aerospace & Defense)	4,541,403
51,735	RWE AG (Independent Power and Renewable Electricity Producers)	1,603,203
187,507	SAP SE (Software)	51,672,079
270,487	Siemens Energy AG* (Electrical Equipment)	16,093,243

		148,819,962

Hong Kong – 0.6%
1,323,800	AIA Group Ltd. (Insurance)	9,306,504

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
429,800	Link REIT (Retail REITs)	$ 1,775,833

		11,082,337

India – 1.1%
336,986	HDFC Bank Ltd. (Banks)	6,595,949
331,497	ICICI Bank Ltd. ADR (Banks)	9,504,019
51,309	Tata Consultancy Services Ltd. (IT Services)	2,427,866

		18,527,834

Ireland – 4.2%
1,109,783	AIB Group PLC (Banks)	6,525,744
19,707	Aon PLC Class A (Insurance)	7,307,750
405,057	Experian PLC (Professional Services)	19,952,955
60,154	ICON PLC* (Life Sciences Tools & Services)	11,975,458
35,818	Linde PLC (Chemicals)	15,979,126
223,447	Ryanair Holdings PLC ADR (Passenger Airlines)	10,432,740

		72,173,773

Israel* – 0.8%
67,508	Check Point Software Technologies Ltd. (Software)	14,718,094

Italy – 3.2%
1,556,412	Enel SpA (Electric Utilities)	11,062,491
495,133	Eni SpA (Oil, Gas & Consumable Fuels)	6,970,697
37,993	Ferrari NV (Automobiles)	16,300,316
2,231,810	Intesa Sanpaolo SpA (Banks)	9,660,012
236,171	UniCredit SpA (Banks)	10,845,743

		54,839,259

Japan – 11.4%
73,700	Daikin Industries Ltd. (Building Products)	8,656,888
611,200	Denso Corp. (Automobile Components)	8,458,087
468,100	FANUC Corp. (Machinery)	13,945,554
158,600	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	3,494,132
532,000	Fujitsu Ltd. (IT Services)	10,288,751
754,700	Hitachi Ltd. (Industrial Conglomerates)	18,973,473
14,700	Hoya Corp. (Health Care Equipment & Supplies)	1,974,002
68,700	Kose Corp. (Personal Products)	3,037,711
399,600	Kyocera Corp. (Electronic Equipment, Instruments & Components)	4,147,765
512,600	Mitsubishi Electric Corp. (Electrical Equipment)	8,402,008

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
885,700	Mitsubishi Heavy Industries Ltd. (Machinery)	$ 12,962,435
434,500	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	6,826,340
133,500	Nintendo Co. Ltd. (Entertainment)	8,758,220
410,700	Olympus Corp. (Health Care Equipment & Supplies)	6,232,782
1,261,900	Renesas Electronics Corp.* (Semiconductors & Semiconductor Equipment)	16,902,483
466,400	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	7,445,495
210,500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	6,525,965
30,800	SMC Corp. (Machinery)	11,654,296
191,300	Sompo Holdings, Inc. (Insurance)	5,334,602
585,100	Sony Group Corp. (Household Durables)	12,912,772
329,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	8,122,365
365,500	Terumo Corp. (Health Care Equipment & Supplies)	6,861,863
157,400	ZOZO, Inc. (Specialty Retail)	5,163,105

		197,081,094

Luxembourg – 0.5%
356,793	ArcelorMittal SA (Metals & Mining)	8,893,111

Netherlands – 4.6%
7,257	Adyen NV*(a) (Financial Services)	11,713,648
236,486	Akzo Nobel NV (Chemicals)	13,431,938
14,637	ASM International NV (Semiconductors & Semiconductor Equipment)	8,492,145
14,576	ASML Holding NV (Semiconductors & Semiconductor Equipment)	10,776,182
89,748	Heineken NV (Beverages)	6,235,480
983,950	ING Groep NV (Banks)	16,354,122
443,242	Koninklijke Philips NV* (Health Care Equipment & Supplies)	12,216,751

		79,220,266

Portugal – 0.3%
279,299	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	4,674,394

Singapore – 2.0%
295,780	DBS Group Holdings Ltd. (Banks)	9,681,448
157,666	Sea Ltd. ADR* (Entertainment)	19,202,142
235,600	United Overseas Bank Ltd. (Banks)	6,476,560

		35,360,150

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – 2.2%
462,786	Coupang, Inc.* (Broadline Retail)	$ 10,880,099
117,504	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	4,196,505
20,131	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	17,996,493
6,536	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	1,705,872
80,273	Shinhan Financial Group Co. Ltd. (Banks)	2,796,214

		37,575,183

Spain – 0.5%
117,791	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	8,619,657

Sweden* – 0.2%
309,705	Electrolux AB Class B (Household Durables)	2,806,352

Switzerland – 4.8%
85,217	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	16,474,025
146,506	Julius Baer Group Ltd. (Capital Markets)	10,294,144
123,736	Novartis AG (Pharmaceuticals)	12,952,283
17,570	Sika AG (Chemicals)	4,462,145
16,190	Sonova Holding AG (Health Care Equipment & Supplies)	5,648,420
625,409	UBS Group AG (Capital Markets)	22,051,627
18,896	Zurich Insurance Group AG (Insurance)	11,450,306

		83,332,950

Taiwan – 2.0%
680,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	22,693,698
60,767	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	12,719,748

		35,413,446

United Kingdom – 17.5%
288,921	3i Group PLC (Capital Markets)	13,880,721
227,935	AstraZeneca PLC (Pharmaceuticals)	31,996,503
5,787,017	Barclays PLC (Banks)	21,209,383
80,278	Berkeley Group Holdings PLC (Household Durables)	3,840,887
2,449,071	BP PLC (Oil, Gas & Consumable Fuels)	12,669,760

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
174,208	British American Tobacco PLC (Tobacco)	$ 6,911,865
874,193	Compass Group PLC (Hotels, Restaurants & Leisure)	30,119,767
609,092	Diageo PLC (Beverages)	18,145,103
682,471	GSK PLC (Pharmaceuticals)	11,888,356
1,538,450	Kingfisher PLC (Specialty Retail)	4,673,850
1,819,472	Legal & General Group PLC (Insurance)	5,433,190
73,448	London Stock Exchange Group PLC (Capital Markets)	10,929,647
329,029	NatWest Group PLC (Banks)	1,754,268
1,928,791	Prudential PLC (Insurance)	16,051,266
315,304	Reckitt Benckiser Group PLC (Household Products)	20,850,656
380,036	RELX PLC (Professional Services)	18,870,801
81,187	Rio Tinto PLC (Metals & Mining)	4,889,234
5,520,599	Rolls-Royce Holdings PLC* (Aerospace & Defense)	41,162,382
502,732	Segro PLC (Industrial REITs)	4,444,940
293,813	Smith & Nephew PLC (Health Care Equipment & Supplies)	3,725,879
487,881	Standard Chartered PLC (Banks)	6,561,762
1,451,327	Tesco PLC (Consumer Staples Distribution & Retail)	6,679,571
375,616	WH Smith PLC (Specialty Retail)	6,087,040

		302,776,831

United States – 7.0%
32,865	Atlassian Corp. Class A* (Software)	10,082,325
150,477	Carnival Corp.* (Hotels, Restaurants & Leisure)	4,163,698
43,699	Ferguson Enterprises, Inc. (Trading Companies & Distributors)	7,873,372
36,682	Monday.com Ltd.* (Software)	9,370,784
167,451	Nestle SA (Food Products)	14,223,392
115,059	Qiagen NV* (Life Sciences Tools & Services)	5,109,433
102,439	Roche Holding AG (Pharmaceuticals)	32,203,923
39,944	Smurfit WestRock PLC (Containers & Packaging)	2,120,627
35,354	Spotify Technology SA* (Entertainment)	19,393,437
42,597	STERIS PLC (Health Care Equipment & Supplies)	9,399,028
39,883	Waste Connections, Inc. (Commercial Services & Supplies)	7,329,299

		121,269,318

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Uruguay* – 0.5%
4,937	MercadoLibre, Inc. (Broadline Retail)	$ 9,489,852

TOTAL COMMON STOCKS (Cost $1,322,936,583)		$1,674,544,597

Shares	Dividend Rate	Value

Preferred Stocks – 0.1%
Germany – 0.1%
Dr. Ing hc F Porsche AG (Automobiles)
23,902	3.772%	$ 1,521,823
(Cost $1,539,219)

TOTAL PREFERRED STOCKS (Cost $1,539,219)		$ 1,521,823

Investment Company(b) – 3.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
56,650,206	4.308%	$ 56,650,206
(Cost $56,650,206)

TOTAL INVESTMENTS – 100.0% (Cost $1,381,126,008)		$1,732,716,626

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		805,352

NET ASSETS – 100.0%		$1,733,521,978

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF JANUARY 31, 2025

Sector	% of Total Market Value
Industrials	19.4%
Financials	18.8
Information Technology	13.6
Health Care	12.4
Consumer Discretionary	11.6
Consumer Staples	7.3
Materials	5.1
Communication Services	4.6
Investment Company	3.3
Energy	2.2
Utilities	1.3
Real Estate	0.4
100.0%

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 95.2%
Aerospace & Defense – 1.8%
5,277	Curtiss-Wright Corp.	$ 1,830,802
33,900	Mercury Systems, Inc.*	1,413,291
17,030	Moog, Inc. Class A	3,093,670
47,510	Rocket Lab USA, Inc.*	1,380,166
71,785	Standardaero, Inc.*	1,926,709
4,993	Woodward, Inc.	924,953

		10,569,591

Air Freight & Logistics – 0.3%
40,300	Hub Group, Inc. Class A	1,797,783

Automobile Components – 0.3%
8,400	LCI Industries	880,236
12,300	Visteon Corp.*	1,033,938

		1,914,174

Banks – 7.8%
14,215	Axos Financial, Inc.*	994,055
21,889	BankUnited, Inc.	899,857
19,700	Banner Corp.	1,392,199
31,246	Byline Bancorp, Inc.	916,758
20,671	Cadence Bank	727,619
38,967	Columbia Banking System, Inc.	1,087,179
25,455	Dime Community Bancshares, Inc.	794,960
24,220	Hancock Whitney Corp.	1,446,903
48,240	Heritage Commerce Corp.	467,445
27,686	Home BancShares, Inc.	835,840
21,500	Lakeland Financial Corp.	1,462,860
46,100	National Bank Holdings Corp. Class A	1,988,293
744	Nicolet Bankshares, Inc.	83,425
9,364	Northeast Bank	947,637
30,495	OceanFirst Financial Corp.	547,690
161,708	Old National Bancorp	3,856,736
23,401	Peapack-Gladstone Financial Corp.	740,642
16,249	Preferred Bank	1,484,509
45,282	Prosperity Bancshares, Inc.	3,622,560
60,000	Renasant Corp.	2,332,800
15,900	ServisFirst Bancshares, Inc.	1,441,653
26,500	SouthState Corp.	2,798,135
19,400	Stock Yards Bancorp, Inc.	1,429,974
36,600	Towne Bank	1,309,182
18,300	UMB Financial Corp.	2,157,570
56,900	United Bankshares, Inc.	2,190,650
15,920	Western Alliance Bancorp	1,398,890
40,807	Wintrust Financial Corp.	5,337,964
2,580	WSFS Financial Corp.	144,480
20,675	Zions Bancorp NA	1,196,255

		46,034,720

Biotechnology* – 6.2%
174,880	89bio, Inc.	1,678,848
62,480	Ascendis Pharma AS ADR	8,163,637
100,790	Bicycle Therapeutics PLC ADR	1,349,578
19,201	Biohaven Ltd.	734,438
10,433	Blueprint Medicines Corp.	1,174,026

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
38,122	Catalyst Pharmaceuticals, Inc.	$ 860,032
55,151	Cytokinetics, Inc.	2,727,768
13,416	Halozyme Therapeutics, Inc.	759,882
33,958	Insmed, Inc.	2,600,504
9,280	Legend Biotech Corp. ADR	353,568
45,200	Merus NV	1,850,488
70,968	MoonLake Immunotherapeutics	3,263,818
16,357	Neurocrine Biosciences, Inc.	2,483,320
17,250	Rhythm Pharmaceuticals, Inc.	1,025,168
124,150	Rocket Pharmaceuticals, Inc.	1,333,371
28,430	Soleno Therapeutics, Inc.	1,428,039
35,594	Vaxcyte, Inc.	3,143,662
40,250	Xenon Pharmaceuticals, Inc.	1,609,195

		36,539,342

Broadline Retail* – 0.2%
16,450	Etsy, Inc.	903,270

Building Products – 1.8%
17,300	Apogee Enterprises, Inc.	882,646
9,009	AZZ, Inc.	772,882
19,400	Gibraltar Industries, Inc.*	1,190,578
19,244	Griffon Corp.	1,458,118
70,200	Hayward Holdings, Inc.*	1,057,212
97,206	Janus International Group, Inc.*	805,838
34,678	Masterbrand, Inc.*	600,623
30,320	Resideo Technologies, Inc.*	682,806
3,182	Simpson Manufacturing Co., Inc.	534,576
9,500	UFP Industries, Inc.	1,098,675
34,238	Zurn Elkay Water Solutions Corp.	1,350,347

		10,434,301

Capital Markets – 1.2%
185,527	BGC Group, Inc. Class A	1,769,927
17,900	Cohen & Steers, Inc.	1,586,477
68,195	DigitalBridge Group, Inc.	748,099
3,983	Houlihan Lokey, Inc.	723,791
19,900	Lazard, Inc.	1,081,963
11,790	StoneX Group, Inc.*	1,291,241

		7,201,498

Chemicals – 2.8%
37,200	AdvanSix, Inc.	1,163,616
11,396	Ashland, Inc.	723,532
73,600	Avient Corp.	3,157,440
85,910	Axalta Coating Systems Ltd.*	3,087,605
70,537	Ecovyst, Inc.*	547,367
27,360	Element Solutions, Inc.	706,162
46,374	HB Fuller Co.	2,927,591
16,150	Innospec, Inc.	1,830,602
28,404	Methanex Corp.	1,482,689
5,750	Minerals Technologies, Inc.	440,968
38,940	Orion SA	543,213

		16,610,785

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – 3.5%
8,728	ABM Industries, Inc.	$ 465,726
11,411	Brady Corp. Class A	850,005
16,153	Brink’s Co.	1,507,559
65,594	Casella Waste Systems, Inc. Class A*	7,053,979
8,493	MSA Safety, Inc.	1,399,052
41,814	OPENLANE, Inc.*	849,242
27,375	Pursuit Attractions & Hospitality, Inc.*	1,081,313
62,432	Rentokil Initial PLC ADR	1,563,922
6,400	UniFirst Corp.	1,371,648
25,313	Waste Connections, Inc.	4,651,770

		20,794,216

Communications Equipment* – 0.5%
50,200	Extreme Networks, Inc.	793,662
5,920	F5, Inc.	1,759,779
51,871	Infinera Corp.	343,386

		2,896,827

Construction & Engineering – 3.9%
10,670	Comfort Systems USA, Inc.	4,660,123
123,067	Fluor Corp.*	5,933,060
18,933	Granite Construction, Inc.	1,668,755
40,008	Primoris Services Corp.	3,071,414
6,367	Sterling Infrastructure, Inc.*	906,788
13,374	Valmont Industries, Inc.	4,436,958
67,340	WillScot Holdings Corp.*	2,495,620

		23,172,718

Construction Materials – 0.3%
2,200	Eagle Materials, Inc.	564,828
7,036	Knife River Corp.*	728,789
11,900	Summit Materials, Inc. Class A*	622,489

		1,916,106

Consumer Finance – 1.1%
18,243	FirstCash Holdings, Inc.	1,991,223
151,870	SLM Corp.	4,238,692

		6,229,915

Consumer Staples Distribution & Retail – 1.1%
6,906	Casey’s General Stores, Inc.	2,912,744
13,100	Performance Food Group Co.*	1,183,061
12,492	PriceSmart, Inc.	1,136,397
6,400	Sprouts Farmers Market, Inc.*	1,013,376

		6,245,578

Containers & Packaging – 0.3%
34,200	Silgan Holdings, Inc.	1,881,684

Diversified Consumer Services – 3.1%
11,065	Adtalem Global Education, Inc.*	1,185,393
34,254	Bright Horizons Family Solutions, Inc.*	4,199,540
49,471	Frontdoor, Inc.*	2,962,324
11,528	Grand Canyon Education, Inc.*	2,024,778

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – (continued)
60,842	KinderCare Learning Cos., Inc.*	$ 1,261,863
95,732	Laureate Education, Inc.*	1,792,103
251,036	Mister Car Wash, Inc.*	2,013,309
51,883	Perdoceo Education Corp.	1,493,193
8,150	Stride, Inc.*	1,099,435

		18,031,938

Diversified Telecommunication Services – 0.4%
29,353	Cogent Communications Holdings, Inc.	2,211,455

Electric Utilities – 0.6%
21,800	IDACORP, Inc.	2,396,692
14,100	MGE Energy, Inc.	1,266,885

		3,663,577

Electrical Equipment – 1.5%
7,700	Atkore, Inc.	627,088
17,601	EnerSys	1,708,529
71,850	NEXTracker, Inc. Class A*	3,622,677
11,310	Regal Rexnord Corp.	1,795,237
34,508	Sensata Technologies Holding PLC	937,237

		8,690,768

Electronic Equipment, Instruments & Components – 2.7%
7,126	Arrow Electronics, Inc.*	830,535
33,305	Avnet, Inc.	1,720,537
10,392	Belden, Inc.	1,210,356
15,559	Benchmark Electronics, Inc.	663,747
16,500	Crane NXT Co.	1,055,505
11,140	Fabrinet*	2,408,580
49,900	Ingram Micro Holding Corp.*	1,163,668
13,820	Littelfuse, Inc.	3,294,135
73,987	Mirion Technologies, Inc.*	1,171,954
6,777	OSI Systems, Inc.*	1,331,274
13,225	Rogers Corp.*	1,230,586

		16,080,877

Energy Equipment & Services – 2.3%
38,756	Archrock, Inc.	1,088,656
20,028	Cactus, Inc. Class A	1,195,872
190,535	ChampionX Corp.	5,456,922
38,300	Helmerich & Payne, Inc.	1,209,897
72,958	NPK International, Inc.*	504,869
64,102	Oceaneering International, Inc.*	1,592,935
121,644	Select Water Solutions, Inc.	1,520,550
13,400	Weatherford International PLC	843,530

		13,413,231

Entertainment* – 0.3%
10,352	Take-Two Interactive Software, Inc.	1,920,400

Financial Services – 3.2%
30,384	Enact Holdings, Inc.	1,026,372
33,192	Essent Group Ltd.	1,933,434
28,800	EVERTEC, Inc.	935,136

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
14,314	Federal Agricultural Mortgage Corp. Class C	$ 2,831,023
130,020	Flywire Corp.*	2,513,287
13,217	Merchants Bancorp	554,189
44,200	NCR Atleos Corp.*	1,408,212
14,779	PennyMac Financial Services, Inc.	1,547,213
21,610	Shift4 Payments, Inc. Class A*	2,589,958
19,270	Voya Financial, Inc.	1,367,977
19,500	Walker & Dunlop, Inc.	1,873,365

		18,580,166

Food Products – 0.6%
50,411	Nomad Foods Ltd.	900,341
48,093	Simply Good Foods Co.*	1,827,534
39,276	Utz Brands, Inc.	524,727

		3,252,602

Gas Utilities – 0.2%
21,000	National Fuel Gas Co.	1,470,630

Ground Transportation – 0.9%
65,700	Marten Transport Ltd.	1,011,780
4,377	Saia, Inc.*	2,101,441
56,800	Werner Enterprises, Inc.	2,050,480

		5,163,701

Health Care Equipment & Supplies* – 4.3%
33,900	Envista Holdings Corp.	695,628
46,488	Establishment Labs Holdings, Inc.	1,489,940
20,460	Glaukos Corp.	3,200,762
57,890	Haemonetics Corp.	3,997,305
35,672	Inari Medical, Inc.	2,841,988
4,500	Integer Holdings Corp.	639,990
30,583	iRhythm Technologies, Inc.	3,328,960
53,637	Lantheus Holdings, Inc.	4,961,959
24,400	Omnicell, Inc.	1,097,756
41,421	OrthoPediatrics Corp.	994,104
74,354	SI-BONE, Inc.	1,246,173
17,607	Tandem Diabetes Care, Inc.	652,515

		25,147,080

Health Care Providers & Services – 2.9%
7,481	Addus HomeCare Corp.*	936,322
25,305	Encompass Health Corp.	2,512,027
6,830	GeneDx Holdings Corp.*	511,225
38,000	HealthEquity, Inc.*	4,195,960
122,546	LifeStance Health Group, Inc.*	976,692
106,814	NeoGenomics, Inc.*	1,527,440
183,890	Option Care Health, Inc.*	5,685,879
58,497	Pediatrix Medical Group, Inc.*	817,788

		17,163,333

Health Care Technology* – 0.7%
70,724	Evolent Health, Inc. Class A	739,066

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology* – (continued)
113,530	Phreesia, Inc.	$ 3,231,064

		3,970,130

Hotel & Resort REITs – 0.5%
116,200	Apple Hospitality REIT, Inc.	1,794,128
10,700	Ryman Hospitality Properties, Inc.	1,121,788

		2,915,916

Hotels, Restaurants & Leisure – 2.3%
30,953	Boyd Gaming Corp.	2,372,547
28,680	Brinker International, Inc.*	5,218,900
12,800	Cheesecake Factory, Inc.	718,720
16,680	Churchill Downs, Inc.	2,061,314
32,759	First Watch Restaurant Group, Inc.*	687,284
20,158	Six Flags Entertainment Corp.	888,766
8,220	Texas Roadhouse, Inc.	1,488,642

		13,436,173

Household Durables – 0.9%
38,059	Beazer Homes USA, Inc.*	843,387
3,597	Installed Building Products, Inc.	715,228
22,838	Meritage Homes Corp.	1,778,395
55,000	Newell Brands, Inc.	547,800
17,489	Taylor Morrison Home Corp.*	1,127,341
638	TopBuild Corp.*	218,630

		5,230,781

Household Products* – 0.2%
46,900	Central Garden & Pet Co. Class A	1,462,811

Independent Power and Renewable Electricity Producers* – 0.1%
3,270	Talen Energy Corp.	725,057

Industrial REITs – 0.3%
7,108	EastGroup Properties, Inc.	1,205,659
11,907	First Industrial Realty Trust, Inc.	635,715

		1,841,374

Insurance – 5.6%
26,176	Assured Guaranty Ltd.	2,476,250
46,937	Axis Capital Holdings Ltd.	4,272,206
74,278	Baldwin Insurance Group, Inc.*	3,041,684
24,700	Bowhead Specialty Holdings, Inc.*	798,551
12,984	Employers Holdings, Inc.	638,293
50,016	First American Financial Corp.	3,162,011
12,300	Hanover Insurance Group, Inc.	1,883,007
67,541	Kemper Corp.	4,537,404
101,920	Oscar Health, Inc. Class A*	1,691,872
33,280	Palomar Holdings, Inc.*	3,589,914
9,820	Primerica, Inc.	2,849,469
9,900	Ryan Specialty Holdings, Inc.	659,142
14,600	Safety Insurance Group, Inc.	1,153,546
8,200	Stewart Information Services Corp.	534,558
910	White Mountains Insurance Group Ltd.	1,758,539

		33,046,446

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – 0.2%
72,583	Cars.com, Inc.	$ 1,300,687

IT Services – 1.1%
14,500	ASGN, Inc.*	1,279,045
19,775	Hackett Group, Inc.	610,652
68,627	Kyndryl Holdings, Inc.*	2,605,081
7,530	Wix.com Ltd.*	1,798,842

		6,293,620

Leisure Products – 0.6%
17,000	Acushnet Holdings Corp.	1,110,440
12,000	Brunswick Corp.	809,280
73,100	Mattel, Inc.*	1,362,584

		3,282,304

Life Sciences Tools & Services – 1.3%
3,670	Bio-Rad Laboratories, Inc. Class A*	1,324,430
24,610	Bio-Techne Corp.	1,810,065
36,866	Bruker Corp.	2,143,758
4,825	Charles River Laboratories International, Inc.*	794,967
37,500	Qiagen NV*	1,673,980

		7,747,200

Machinery – 3.5%
6,500	Alamo Group, Inc.	1,206,140
11,600	Albany International Corp. Class A	936,700
5,306	Allison Transmission Holdings, Inc.	623,667
24,800	Astec Industries, Inc.	865,768
21,319	Atmus Filtration Technologies, Inc.	891,561
10,200	Enpro, Inc.	1,894,140
37,650	Hillenbrand, Inc.	1,279,723
1,803	IDEX Corp.	404,431
18,430	ITT, Inc.	2,783,299
15,200	JBT Marel Corp.	2,021,600
2,802	Kadant, Inc.	1,044,866
44,800	Kennametal, Inc.	1,072,960
14,300	Mueller Industries, Inc.	1,126,125
38,775	Mueller Water Products, Inc. Class A	891,825
13,048	SPX Technologies, Inc.*	1,937,889
6,275	Timken Co.	503,694
5,600	Watts Water Technologies, Inc. Class A	1,157,968

		20,642,356

Marine Transportation – 0.2%
7,392	Matson, Inc.	1,048,555

Media – 1.0%
135,425	Magnite, Inc.*	2,329,310
9,774	Nexstar Media Group, Inc.	1,497,572
102,205	Stagwell, Inc.*	637,759
78,347	TEGNA, Inc.	1,427,483

		5,892,124

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 0.5%
33,858	Commercial Metals Co.	$ 1,641,774
6,500	Kaiser Aluminum Corp.	455,000
36,600	MP Materials Corp.*	803,736

		2,900,510

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
116,394	Redwood Trust, Inc.	762,381

Office REITs – 0.4%
47,600	COPT Defense Properties	1,401,344
34,354	Cousins Properties, Inc.	1,048,828

		2,450,172

Oil, Gas & Consumable Fuels – 2.5%
36,500	Civitas Resources, Inc.	1,852,740
43,200	Delek U.S. Holdings, Inc.	771,552
73,100	Magnolia Oil & Gas Corp. Class A	1,732,470
30,900	Matador Resources Co.	1,792,200
82,020	Northern Oil & Gas, Inc.	2,948,619
24,491	South Bow Corp.	585,335
136,110	Uranium Energy Corp.*	960,937
52,938	Viper Energy, Inc.	2,482,792
48,392	World Kinect Corp.	1,368,042

		14,494,687

Personal Products – 0.5%
15,400	elf Beauty, Inc.*	1,538,614
8,300	Interparfums, Inc.	1,170,466
290,514	Olaplex Holdings, Inc.*	453,202

		3,162,282

Pharmaceuticals* – 0.3%
12,030	Amphastar Pharmaceuticals, Inc.	419,486
16,700	Prestige Consumer Healthcare, Inc.	1,282,059

		1,701,545

Professional Services – 1.4%
15,935	Concentrix Corp.	833,082
64,539	First Advantage Corp.*	1,218,496
9,851	FTI Consulting, Inc.*	1,924,393
7,008	Huron Consulting Group, Inc.*	888,474
6,400	ICF International, Inc.	746,944
60,361	Kelly Services, Inc. Class A	849,883
32,710	WNS Holdings Ltd.*	2,003,488

		8,464,760

Real Estate Management & Development – 0.4%
11,100	Colliers International Group, Inc.	1,580,085
78,200	Cushman & Wakefield PLC*	1,078,378

		2,658,463

Semiconductors & Semiconductor Equipment – 3.7%
13,200	Astera Labs, Inc.*	1,338,744
10,623	Axcelis Technologies, Inc.*	722,364
49,900	Cohu, Inc.*	1,143,209
17,900	Diodes, Inc.*	1,055,742

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
17,643	Entegris, Inc.	$ 1,791,470
27,500	Kulicke & Soffa Industries, Inc.	1,219,625
25,843	Lattice Semiconductor Corp.*	1,473,568
6,400	Onto Innovation, Inc.*	1,310,464
32,331	Photronics, Inc.*	743,289
18,284	Power Integrations, Inc.	1,139,459
53,055	Rambus, Inc.*	3,269,249
11,330	Silicon Laboratories, Inc.*	1,536,235
9,375	SiTime Corp.*	1,914,375
32,800	Tower Semiconductor Ltd.*	1,603,592
34,007	Ultra Clean Holdings, Inc.*	1,253,838
3,852	Universal Display Corp.	577,492

		22,092,715

Software – 6.1%
93,417	Adeia, Inc.	1,200,408
14,549	BlackLine, Inc.*	928,954
46,787	Braze, Inc. Class A*	2,151,266
274,128	CCC Intelligent Solutions Holdings, Inc.*	3,045,562
24,788	Clear Secure, Inc. Class A	586,732
20,936	Clearwater Analytics Holdings, Inc. Class A*	589,558
90,706	Dynatrace, Inc.*	5,238,271
7,234	Guidewire Software, Inc.*	1,528,327
20,126	InterDigital, Inc.	3,682,655
189,774	Lightspeed Commerce, Inc.*	2,738,439
33,362	LiveRamp Holdings, Inc.*	1,134,308
29,750	Meridianlink, Inc.*	572,688
78,500	NCR Voyix Corp.*	964,765
53,930	Onestream, Inc.*	1,606,035
35,820	Procore Technologies, Inc.*	2,849,839
59,445	PROS Holdings, Inc.*	1,404,091
81,520	Riot Platforms, Inc.*	968,458
35,640	Samsara, Inc. Class A*	1,835,460
17,000	Teradata Corp.*	542,470
69,733	Verint Systems, Inc.*	1,769,824
4,305	Workiva, Inc.*	422,837

		35,760,947

Specialized REITs – 0.4%
53,400	Four Corners Property Trust, Inc.	1,464,762
36,901	Rayonier, Inc.	964,600

		2,429,362

Specialty Retail – 1.4%
40,714	Abercrombie & Fitch Co. Class A*	4,860,437
13,540	Academy Sports & Outdoors, Inc.	708,278
3,333	Group 1 Automotive, Inc.	1,521,481
2,425	Murphy USA, Inc.	1,219,557

		8,309,753

Textiles, Apparel & Luxury Goods – 0.8%
25,760	Birkenstock Holding PLC*	1,523,446
6,025	Kontoor Brands, Inc.	553,396

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
32,651	Steven Madden Ltd.	$ 1,340,324
44,400	VF Corp.	1,153,068

		4,570,234

Tobacco – 0.1%
14,270	Universal Corp.	758,022

Trading Companies & Distributors – 2.0%
11,050	Applied Industrial Technologies, Inc.	2,873,331
26,589	Beacon Roofing Supply, Inc.*	3,146,542
24,730	FTAI Aviation Ltd.	2,486,107
10,200	H&E Equipment Services, Inc.	904,638
9,900	McGrath RentCorp	1,214,433
8,339	SiteOne Landscape Supply, Inc.*	1,186,640

		11,811,691

Wireless Telecommunication Services*(a) – 0.0%
29,864	GCI Liberty, Inc.	—

TOTAL COMMON STOCKS (Cost $454,435,996)		$561,095,324

Exchange Traded Funds – 0.4%
13,200	iShares Russell 2000 Value ETF	$ 2,210,604
(Cost $2,244,869)

Shares	Dividend Rate	Value

Investment Company(b) – 4.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
26,961,439	4.308%	$ 26,961,439
(Cost $26,961,439)

TOTAL INVESTMENTS – 100.2%
(Cost $483,642,304)		$590,267,367

OTHER ASSETS IN EXCESS OF LIABILITIES – (0.2)%		(1,125,658)

NET ASSETS – 100.0%		$589,141,709

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	Represents an affiliated issuer.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPX	— S&P 500 Index

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2025:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$67,024,102	$318,720,993	$—
Europe	66,932,457	984,541,473	—
North America	138,119,100	79,363,075	—
South America	19,843,397	—	—
Preferred Stocks	—	1,521,823	—
Investment Company	56,650,206	—	—

Total	$348,569,262	$1,384,147,364	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$5,405,922	$—	$—
Europe	17,816,533	—	—
North America	537,872,869	—	—
Exchange Traded Funds	2,210,604	—	—
Investment Company	26,961,439	—	—

Total	$590,267,367	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.